Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred revenues - current	$ 3,402	$ 1,650
Office lease liability – current (note 1)	35,882	16,585
Asset Retirement Obligation, Current	3,219	4,788
Accrued liabilities and other (note 6)	82,468	86,971
Accrued Liabilities, Current	73,320	78,301
Office Building [Member]
Office lease liability – current (note 1)	$ 2,527	$ 2,232